long-term debt - Long-term debt maturities (Details) - CAD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	$ 1,721	$ 1,661
Total	30,623	30,566
Composite long-term debt
Long-term debt maturities
Total	18,577
Total	9,401
Total	27,978
Canadian Dollars
Long-term debt maturities
Total	13,963
Future cash outflows in respect of associated interest and like carrying costs	6,827
Undiscounted contractual maturities	20,790
Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	12,576
Future cash outflows in respect of associated interest and like carrying costs	6,452
Undiscounted contractual maturities	19,028
Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	1,387
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	375
Undiscounted contractual maturities - Finance leases	1,762
U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	4,382
Future cash outflows in respect of associated interest and like carrying costs	2,672
Undiscounted contractual maturities	7,054
U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	98
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	19
Undiscounted contractual maturities - Finance leases	117
U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(3,764)
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	(2,575)
Undiscounted contractual maturities - Derivative Liabilities, Receive	(6,339)
U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	3,679
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	2,409
Undiscounted contractual maturities - Derivative Liabilities, Pay	6,088
U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	4,395
Total	2,525
Total	6,920
Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	219
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	49
Undiscounted contractual maturities - Finance leases	268
First year
Long-term debt maturities
Total	2,884	4,699
First year | Composite long-term debt
Long-term debt maturities
Total	203
First year | Canadian Dollars
Long-term debt maturities
Total	151
First year | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	7
First year | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	144
First year | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	18
First year | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	11
First year | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(14)
First year | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	14
First year | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	29
First year | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	23
2 years hence
Long-term debt maturities
Total	1,521	2,181
2 years hence | Composite long-term debt
Long-term debt maturities
Total	558
2 years hence | Canadian Dollars
Long-term debt maturities
Total	455
2 years hence | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	188
2 years hence | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	267
2 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	36
2 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	23
2 years hence | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(28)
2 years hence | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	28
2 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	59
2 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	44
3 years hence
Long-term debt maturities
Total	2,165	2,456
3 years hence | Composite long-term debt
Long-term debt maturities
Total	1,499
3 years hence | Canadian Dollars
Long-term debt maturities
Total	1,407
3 years hence | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,263
3 years hence | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	144
3 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	36
3 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	22
3 years hence | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(28)
3 years hence | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	28
3 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	58
3 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	34
4 years hence
Long-term debt maturities
Total	1,349	1,214
4 years hence | Composite long-term debt
Long-term debt maturities
Total	734
4 years hence | Canadian Dollars
Long-term debt maturities
Total	651
4 years hence | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	529
4 years hence | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	122
4 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	36
4 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	18
4 years hence | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(28)
4 years hence | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	28
4 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	54
4 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	29
5 years hence
Long-term debt maturities
Total	1,869	1,756
5 years hence | Composite long-term debt
Long-term debt maturities
Total	1,292
5 years hence | Canadian Dollars
Long-term debt maturities
Total	1,225
5 years hence | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,115
5 years hence | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	110
5 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	36
5 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	8
5 years hence | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(28)
5 years hence | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	28
5 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	44
5 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	23
5 years hence and 10 years before
Long-term debt maturities
Total	9,590	7,769
5 years hence and 10 years before | Composite long-term debt
Long-term debt maturities
Total	7,534
5 years hence and 10 years before | Canadian Dollars
Long-term debt maturities
Total	4,985
5 years hence and 10 years before | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	4,686
5 years hence and 10 years before | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	299
5 years hence and 10 years before | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	2,516
5 years hence and 10 years before | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	15
5 years hence and 10 years before | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,935)
5 years hence and 10 years before | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,907
5 years hence and 10 years before | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	2,503
5 years hence and 10 years before | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	46
Thereafter
Long-term debt maturities
Total	11,245	$ 10,491
Thereafter | Composite long-term debt
Long-term debt maturities
Total	6,757
Thereafter | Canadian Dollars
Long-term debt maturities
Total	5,089
Thereafter | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	4,788
Thereafter | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	301
Thereafter | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,704
Thereafter | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	1
Thereafter | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,703)
Thereafter | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,646
Thereafter | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	1,648
Thereafter | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	$ 20